UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2019

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
7/31/18 (Unaudited)

COMMON STOCKS (94.4%)(a)
				Shares	Value

Aerospace and defense (1.6%)

Boeing Co. (The)				123,434	$43,979,534

Textron, Inc.				5,821	397,400

					44,376,934
Air freight and logistics (0.5%)

FedEx Corp.				57,196	14,062,781

					14,062,781
Airlines (1.3%)

Air Canada (Canada)(NON)				666,907	12,063,129

Delta Air Lines, Inc.				148,029	8,055,738

Southwest Airlines Co.				274,387	15,958,348

					36,077,215
Auto components (1.4%)

Lear Corp.				115,496	20,804,294

Magna International, Inc. (Canada)				55,634	3,381,435

Pirelli & C SpA (Italy)(NON)				1,633,340	14,271,117

					38,456,846
Automobiles (0.5%)

General Motors Co.				395,351	14,987,756

					14,987,756
Banks (7.7%)

Bank of America Corp.				2,132,458	65,850,303

Citigroup, Inc.				665,170	47,819,071

Hilltop Holdings, Inc.				190,975	3,972,280

JPMorgan Chase & Co.				723,898	83,212,075

SunTrust Banks, Inc.				205,424	14,804,908

					215,658,637
Beverages (1.4%)

Coca-Cola Co. (The)				177,383	8,271,369

Molson Coors Brewing Co. Class B				93,461	6,261,887

PepsiCo, Inc.				214,832	24,705,680

					39,238,936
Biotechnology (3.0%)

Amgen, Inc.				202,344	39,770,713

Biogen, Inc.(NON)				64,707	21,636,080

Gilead Sciences, Inc.				311,995	24,282,571

					85,689,364
Building products (0.2%)

Griffon Corp.				301,184	5,391,194

					5,391,194
Capital markets (4.7%)

Ameriprise Financial, Inc.				129,889	18,920,931

Apollo Global Management, LLC Class A				8,572	304,306

Bank of New York Mellon Corp. (The)				172,134	9,204,005

Goldman Sachs Group, Inc. (The)				171,262	40,662,737

Invesco, Ltd.				302,426	8,162,478

KKR & Co., Inc. Class A				558,688	15,296,877

Morgan Stanley				277,407	14,025,698

Raymond James Financial, Inc.				120,802	11,064,255

State Street Corp.				172,206	15,207,512

					132,848,799
Chemicals (2.0%)

CF Industries Holdings, Inc.				390,497	17,345,877

DowDuPont, Inc.				275,638	18,955,625

Eastman Chemical Co.				107,620	11,151,584

Orion Engineered Carbons SA (Luxembourg)				229,858	7,539,342

					54,992,428
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $32) (Private) (Germany)(NON)(F)(RES)				24	21

New Middle East Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Germany)(NON)(F)(RES)				10	9

					30
Communications equipment (1.8%)

Cisco Systems, Inc.				1,185,987	50,155,390

					50,155,390
Consumer finance (0.7%)

Capital One Financial Corp.				209,959	19,803,333

					19,803,333
Diversified financial services (3.0%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)				677,047	5,058,921

Berkshire Hathaway, Inc. Class B(NON)				168,424	33,326,057

Capitol Investment Corp. IV (Units)(NON)				306,859	3,175,991

Easterly Acquisition Corp.(NON)				928,980	9,522,045

Federal Street Acquisition Corp.(NON)				609,100	6,395,550

Gores Holdings II, Inc. (Units)(NON)				263,788	2,848,910

Haymaker Acquisition Corp. (Units)(NON)				360,486	3,694,982

J2 Acquisition, Ltd. (British Virgin Islands)(NON)				711,565	6,596,208

Priority Technology Holdings, Inc.(NON)				272,753	2,975,735

TPG Pace Holdings Corp. (Units)(NON)				903,262	9,574,577

					83,168,976
Diversified telecommunication services (1.1%)

AT&T, Inc.				674,794	21,573,164

Verizon Communications, Inc.				197,300	10,188,572

					31,761,736
Electric utilities (1.9%)

Entergy Corp.				239,729	19,485,173

Exelon Corp.				437,059	18,575,008

FirstEnergy Corp.				428,145	15,169,177

					53,229,358
Electrical equipment (0.5%)

Emerson Electric Co.				191,062	13,809,961

					13,809,961
Equity real estate investment trusts (REITs) (1.1%)

Armada Hoffler Properties, Inc.				753,634	11,379,873

Easterly Government Properties, Inc.(S)				757,720	14,358,794

Equity Commonwealth(NON)				179,160	5,776,118

					31,514,785
Food and staples retail (3.1%)

Costco Wholesale Corp.				54,400	11,897,824

Kroger Co. (The)				574,846	16,670,534

US Foods Holding Corp.(NON)				141,197	4,773,871

Walgreens Boots Alliance, Inc.				208,074	14,069,964

Walmart, Inc.				459,397	40,991,994

					88,404,187
Food products (0.3%)

Nomad Foods, Ltd. (United Kingdom)(NON)				391,530	7,439,070

					7,439,070
Health-care equipment and supplies (1.3%)

Baxter International, Inc.				308,011	22,315,397

Becton Dickinson and Co. (BD)				55,731	13,953,370

Neuronetics, Inc.(NON)				4,543	113,348

					36,382,115
Health-care providers and services (3.0%)

Cigna Corp.				73,785	13,238,505

CVS Health Corp.				249,297	16,169,403

HCA Healthcare, Inc.				166,596	20,696,221

Humana, Inc.				67,997	21,363,297

McKesson Corp.				108,014	13,566,558

					85,033,984
Hotels, restaurants, and leisure (2.8%)

Bloomin' Brands, Inc.				242,458	4,689,138

Hyatt Hotels Corp. Class A				174,757	13,671,240

Las Vegas Sands Corp.				218,370	15,700,803

Penn National Gaming, Inc.(NON)(S)				542,069	17,373,311

Red Robin Gourmet Burgers, Inc.(NON)(S)				26,304	1,244,179

Wyndham Destinations, Inc.				203,274	9,374,997

Wyndham Hotels & Resorts, Inc.				190,651	11,057,758

Wynn Resorts, Ltd.				29,330	4,891,657

					78,003,083
Household durables (0.9%)

Green Brick Partners, Inc.(NON)				342,890	3,326,033

HC Brillant Services GmbH (acquired 8/2/13, cost $32) (Private) (Germany)(NON)(F)(RES)				48	42

PulteGroup, Inc.(S)				812,391	23,145,020

					26,471,095
Household products (0.6%)

Energizer Holdings, Inc.(S)				130,546	8,313,169

Kimberly-Clark Corp.				71,672	8,160,574

					16,473,743
Independent power and renewable electricity producers (0.7%)

NRG Energy, Inc.				657,442	20,821,188

					20,821,188
Insurance (1.5%)

American International Group, Inc.				196,949	10,873,554

Assured Guaranty, Ltd.				292,685	11,391,300

Lincoln National Corp.				177,253	12,070,929

Prudential Financial, Inc.				88,240	8,904,298

					43,240,081
Internet and direct marketing retail (1.9%)

Amazon.com, Inc.(NON)				28,400	50,479,296

Global Fashion Group SA (acquired 8/2/13, cost $1,579,787) (Private) (Luxembourg)(NON)(F)(RES)				37,292	350,625

Pinduoduo, Inc. ADR (China)(NON)(S)				176,000	3,975,840

					54,805,761
Internet software and services (5.2%)

Alphabet, Inc. Class A(NON)				27,299	33,501,879

Alphabet, Inc. Class C(NON)				42,342	51,541,223

Delivery Hero Holding GmbH (Germany)(NON)				180,259	10,239,977

eBay, Inc.(NON)				251,140	8,400,633

Facebook, Inc. Class A(NON)				221,466	38,220,602

Yext, Inc.(NON)(S)				143,782	3,039,551

					144,943,865
IT Services (2.3%)

IBM Corp.				113,500	16,449,555

Mastercard, Inc. Class A				96,600	19,126,800

Visa, Inc. Class A				222,070	30,365,852

					65,942,207
Machinery (0.7%)

Caterpillar, Inc.				130,203	18,723,191

					18,723,191
Media (3.1%)

Comcast Corp. Class A				855,245	30,600,666

Discovery, Inc. Class A(NON)(S)				141,367	3,757,535

Liberty Global PLC Class A (United Kingdom)(NON)				247,986	7,000,645

Live Nation Entertainment, Inc.(NON)				383,851	18,916,177

Walt Disney Co. (The)				239,376	27,183,539

					87,458,562
Metals and mining (1.2%)

Alcoa Corp.(NON)				340,683	14,741,353

Freeport-McMoRan, Inc. (Indonesia)				910,804	15,028,266

Largo Resources, Ltd. (Canada)(NON)				3,436,334	5,019,053

					34,788,672
Multiline retail (0.7%)

Target Corp.				229,402	18,508,153

					18,508,153
Oil, gas, and consumable fuels (6.5%)

Centennial Resource Development, Inc. Class A(NON)(S)				35,464	636,933

ConocoPhillips				415,215	29,966,067

Diamondback Energy, Inc.				21,090	2,782,826

Encana Corp. (Canada)				675,495	9,078,653

Enterprise Products Partners LP				553,942	16,064,318

Exxon Mobil Corp.				172,825	14,086,966

Kimbell Royalty Partners LP				108,170	2,423,008

Marathon Oil Corp.				648,408	13,694,377

Plains GP Holdings LP Class A(NON)				230,561	5,600,327

Royal Dutch Shell PLC ADR Class A (United Kingdom)				479,235	32,765,297

Suncor Energy, Inc. (Canada)				364,160	15,345,702

TOTAL SA ADR (France)(S)				288,825	18,845,831

Valero Energy Corp.				177,716	21,032,689

					182,322,994
Pharmaceuticals (3.2%)

Jazz Pharmaceuticals PLC(NON)				112,650	19,497,462

Johnson & Johnson				254,813	33,767,819

Pfizer, Inc.				897,597	35,841,048

					89,106,329
Real estate management and development (0.9%)

CBRE Group, Inc. Class A(NON)				276,166	13,753,067

Kennedy-Wilson Holdings, Inc.				596,594	12,468,815

					26,221,882
Road and rail (0.9%)

Norfolk Southern Corp.				107,260	18,126,940

US Xpress Enterprises, Inc. Class A(NON)				494,484	6,477,740

					24,604,680
Semiconductors and semiconductor equipment (3.3%)

Applied Materials, Inc.				428,810	20,853,030

Intel Corp.				522,824	25,147,834

Lam Research Corp.				103,474	19,726,283

Qualcomm, Inc.				66,881	4,286,403

Teradyne, Inc.				199,865	8,644,161

Texas Instruments, Inc.				124,470	13,856,000

					92,513,711
Software (6.5%)

Adobe Systems, Inc.(NON)				62,159	15,209,064

Dell Technologies, Inc. Class V(NON)				111,959	10,358,447

Microsoft Corp.				1,292,530	137,111,582

Oracle Corp.				444,366	21,187,371

					183,866,464
Specialty retail (3.8%)

Best Buy Co., Inc.				261,575	19,625,972

Children's Place, Inc. (The)(S)				89,252	10,969,071

Gap, Inc. (The)				400,940	12,096,360

Home Depot, Inc. (The)				166,638	32,914,338

Lowe's Cos., Inc.				206,946	20,558,016

Michaels Cos., Inc. (The)(NON)(S)				514,902	10,509,150

					106,672,907
Technology hardware, storage, and peripherals (4.5%)

Apple, Inc.				581,761	110,703,301

HP, Inc.				693,828	16,013,550

					126,716,851
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc.(S)				437,702	9,743,250

					9,743,250
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.				308,800	5,913,520

					5,913,520
Trading companies and distributors (0.6%)

United Rentals, Inc.(NON)				104,500	15,549,600

					15,549,600

Total common stocks (cost $2,050,778,681)					$2,655,895,604

INVESTMENT COMPANIES (1.8%)(a)
				Shares	Value

Health Care Select Sector SPDR Fund(S)				287,439	$25,561,950

Industrial Select Sector SPDR Fund				325,883	25,066,920

Total investment companies (cost $49,259,057)					$50,628,870

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
				Shares	Value

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.				82,267	$5,192,035

Total convertible preferred stocks (cost $4,113,350)					$5,192,035

WARRANTS (0.0%)(a)(NON)
	Expiration date		Strike Price	Warrants	Value

Alignvest Acquisition II Corp. Class A, (Canada)	7/4/22	CAD	11.50	338,523	$127,514

Easterly Acquisition Corp.	7/29/20		$11.50	464,490	524,874

J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20		11.50	711,565	320,204

Vista Oil & Gas SAB de CV (Mexico)	8/8/22		11.50	200,000	41,851

Total warrants (cost $333,254)					$1,014,443

SHORT-TERM INVESTMENTS (5.7%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.21%(AFF)			Shares	55,306,294	$55,306,294

Putnam Short Term Investment Fund 2.05%(AFF)			Shares	103,187,901	103,187,901

U.S. Treasury Bills 1.894%, 8/9/18(SEG)				$159,000	158,934

U.S. Treasury Bills 1.899%, 8/16/18(SEG)				635,000	634,507

U.S. Treasury Bills 1.905%, 8/23/18(SEG)				465,000	464,466

U.S. Treasury Bills 1.963%, 10/18/18(SEG)				490,000	487,923

Total short-term investments (cost $160,240,057)					$160,240,025

TOTAL INVESTMENTS

Total investments (cost $2,264,724,399)					$2,872,970,977

FUTURES CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	68	$5,680,736	$5,686,160	Sep-18	$(56,807)
S&P 500 Index E-Mini (Long)	254	35,766,883	35,777,170	Sep-18	208,110

Unrealized appreciation					208,110

Unrealized (depreciation)					(56,807)

Total					$151,303

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2018 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,812,014,345.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $350,697, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 4/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,676,525	$178,279,504	$136,649,735	$112,081	$55,306,294
	Putnam Short Term Investment Fund**	31,719,811	136,388,958	64,920,868	255,603	103,187,901

	Total Short-term investments	$45,396,336	$314,668,462	$201,570,603	$367,684	$158,494,195
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $55,306,294, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $54,647,198.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,710,899.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$434,756,746	$—	$350,667
Consumer staples	151,555,936	—	—
Energy	182,322,994	—	—
Financials	500,633,346	—	—
Health care	296,211,792	—	—
Industrials	172,595,556	—	30
Information technology	664,138,488	—	—
Materials	89,781,100	—	—
Real estate	57,736,667	—	—
Telecommunication services	31,761,736	—	—
Utilities	74,050,546	—	—
Total common stocks	2,655,544,907	—	350,697
Convertible preferred stocks	—	5,192,035	—
Investment companies	50,628,870	—	—
Warrants	972,592	41,851	—
Short-term investments	103,187,901	57,052,124	—

Totals by level	$2,810,334,270	$62,286,010	$350,697

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$151,303	$—	$—

Totals by level	$151,303	$—	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,222,553	$56,807

Total	$1,222,553	$56,807

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		200
Warrants (number of warrants)		1,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018